Unitholders' Capital	12 Months Ended
Dec. 31, 2011
Unitholders' Capital [Abstract]
Unitholders' Capital
Note 3 - Unitholders' Capital

Equity Distribution Agreement

On August 23, 2011, the Company entered into an equity distribution agreement, pursuant to which it may from time to time issue and sell units representing limited liability company interests having an aggregate offering price of up to $500 million.  In connection with entering into the agreement, the Company incurred expenses of approximately $423,000.  Sales of units, if any, will be made through a sales agent by means of ordinary brokers' transactions, in block transactions, or as otherwise agreed with the agent.  The Company expects to use the net proceeds from any sale of the units for general corporate purposes, which may include, among other things, capital expenditures, acquisitions and the repayment of debt.

In September 2011, the Company issued and sold 16,060 units representing limited liability company interests at an average unit price of $38.25 for proceeds of approximately $602,000 (net of approximately $12,000 in commissions).  In December 2011, the Company issued and sold 772,104 units representing limited liability company interests at an average unit price of $38.03 for proceeds of approximately $29 million (net of approximately $587,000 in commissions).  In connection with the issue and sale of these units, the Company incurred professional service expenses of approximately $139,000.  The Company used the net proceeds for general corporate purposes including the repayment of a portion of the indebtedness outstanding under its Credit Facility.  At December 31, 2011, units equaling approximately $470 million in aggregate offering price remained available to be issued and sold under the agreement.

Public Offering of Units

In March 2011, the Company sold 16,726,067 units representing limited liability company interests at $38.80 per unit ($37.248 per unit, net of underwriting discount) for net proceeds of approximately $623 million (after underwriting discount and offering expenses of approximately $26 million).  The Company used a portion of the net proceeds from the sale of these units to fund the March 2011 redemptions of a portion of the outstanding 2017 Senior Notes and 2018 Senior Notes and to fund the cash tender offers and related expenses for a portion of the remaining 2017 Senior Notes and 2018 Senior Notes (see Note 6).  The Company used the remaining net proceeds from the sale of units to finance a portion of the March 31, 2011, acquisition in the Williston Basin.

In December 2010, the Company sold 11,500,000 units representing limited liability company interests at $35.92 per unit ($34.48 per unit, net of underwriting discount) for net proceeds of approximately $396 million (after underwriting discount and offering expenses of approximately $17 million).  The Company used the net proceeds from the sale of these units to repay all outstanding indebtedness under its Credit Facility and for other general corporate purposes, including the partial notes redemption (see Note 6).

In March 2010, the Company sold 17,250,000 units representing limited liability company interests at $25.00 per unit ($24.00 per unit, net of underwriting discount) for net proceeds of approximately $414 million (after underwriting discount and offering expenses of approximately $17 million).  The Company used a portion of the net proceeds from the sale of these units to finance the HighMount acquisition.

In October 2009, the Company sold 8,625,000 units representing limited liability company interests at $21.90 per unit ($21.024 per unit, net of underwriting discount) for net proceeds of approximately $181 million (after underwriting discount and offering expenses of approximately $8 million).  The Company used the net proceeds from the sale of these units to reduce indebtedness under the Credit Facility.

In May 2009, the Company sold 6,325,000 units representing limited liability company interests at $16.25 per unit ($15.60 per unit, net of underwriting discount) for net proceeds of approximately $98 million (after underwriting discount and offering expenses of approximately $4 million).  The Company used the net proceeds from the sale of these units to reduce indebtedness under the Credit Facility.

Equity Distribution Agreement and Public Offering of Units - Subsequent Events

In January 2012, the Company, under its equity distribution agreement, issued and sold 1,539,651 units representing limited liability company interests at an average unit price of $38.02 for proceeds of approximately $57 million (net of approximately $1 million in commissions).  The Company used the net proceeds for general corporate purposes including the repayment of a portion of the indebtedness outstanding under its Credit Facility.  At January 31, 2012, units equaling approximately $411 million in aggregate offering price remained available to be issued and sold under the agreement.

In January 2012, the Company also completed a public offering of units in which it sold 19,550,000 units representing limited liability company interests at $35.95 per unit ($34.512 per unit, net of underwriting discount) for net proceeds of approximately $674 million (after underwriting discount and offering expenses of approximately $28 million).  The Company used the net proceeds from the sale of these units to repay a portion of the outstanding indebtedness under its Credit Facility.

Unit Repurchase Plan

In October 2008, the Board of Directors of the Company authorized the repurchase of up to $100 million of the Company's outstanding units from time to time on the open market or in negotiated purchases.  During the year ended December 31, 2011, 529,734 units were repurchased at an average unit price of $32.76 for a total cost of approximately $17 million.  During the year ended December 31, 2010, 486,700 units were repurchased at an average unit price of $23.79 for a total cost of approximately $12 million.  During the year ended December 31, 2009, 123,800 units were repurchased at an average unit price of $12.99 for a total cost of approximately $2 million.  All units were subsequently canceled.

At December 31, 2011, approximately $56 million was available for unit repurchase under the program.  The timing and amounts of any such repurchases will be at the discretion of management, subject to market conditions and other factors, and in accordance with applicable securities laws and other legal requirements.  The repurchase plan does not obligate the Company to acquire any specific number of units and may be discontinued at any time.  Units are repurchased at fair market value on the date of repurchase.

Issuance and Cancellation of Units

During the years ended December 31, 2010, and December 31, 2009, the Company purchased 9,055 units and 63,031 units for approximately $300,000 and $1 million, respectively, in conjunction with units received by the Company for the payment of minimum withholding taxes due on units issued under its equity compensation plan (see Note 5).  All units were subsequently canceled.  The Company purchased no units during the year ended December 31, 2011.

Distributions

Under the Agreement, Company unitholders are entitled to receive a quarterly distribution of available cash to the extent there is sufficient cash from operations after establishment of cash reserves and payment of fees and expenses.  Distributions paid by the Company are presented on the consolidated statements of unitholders' capital.  On January 27, 2012, the Company's Board of Directors declared a cash distribution of $0.69 per unit with respect to the fourth quarter of 2011.  The distribution, totaling approximately $138 million, was paid February 14, 2012, to unitholders of record as of the close of business February 7, 2012.